Recovery of Erroneously Awarded Compensation	12 Months Ended
Oct. 31, 2025
Restatement Determination Date:: 2025-10-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

The Board has adopted a policy that provides that, in the event that FREIT is required to prepare an accounting restatement due to FREIT’s material non-compliance with any financial reporting requirement, FREIT will require the reimbursement, cancellation or forfeiture, as the case may be and to the fullest extent permitted by applicable law, of any incentive-based compensation paid to any current or former executive officer during the three-year period preceding such restatement that was based on the erroneous data and that was paid in excess of the compensation that would have been paid to the executive officer based on the accounting restatement. FREIT will disclose any incentive-based compensation paid to any executive officer that is based on any measure of financial performance or any other financial information in FREIT’s proxy statement for the annual meeting of stockholders and as required by the rules and regulations of the SEC.

As discussed under “Elements of Executive Compensation” below, FREIT did not pay any incentive-based compensation to any of the executive officers during the fiscal year ended October 31, 2025.